J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated April 13, 2021

to the Summary Prospectuses and Prospectuses dated July 1, 2020, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Bob Michele	2012	Managing Director
Iain T. Stealey	2012	Managing Director
Lisa Coleman	2020	Managing Director
Andrew Headley	2020	Managing Director
Jeff Hutz	2020	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Global Bond Opportunities Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

Global Bond Opportunities Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by research teams who provide individual security and sector recommendations regarding their area of focus, while the portfolio managers select and allocate individual securities in a manner designed to meet the investment objective of the Fund.

The Fund’s portfolio management team is comprised of Bob Michele, Managing Director and CFA charterholder, Iain T. Stealey, Managing Director and CFA charterholder, Lisa Coleman, Managing Director and CFA charterholder, Andrew Headley, Managing Director and CFA charterholder and Jeff Hutz, Managing Director and CFA charterholder. Mr. Michele has served as the lead portfolio manager for the Fund since its inception. An employee of JPMIM since 2008, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income, Currency and Commodities Group (“GFICC”). He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. An employee of JPMIM since 2002 and a member of the portfolio management team for the Fund since its inception, Mr. Stealey is a portfolio manager in the International Fixed Income Group and Head of Global Aggregate Strategies and beginning in 2019, J.P. Morgan Asset Management’s International Chief Investment Officer of GFICC. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of Investment Grade Corporate Credit within the GFICC Team. Mr. Headley is responsible for overseeing the securitized investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2005, Mr. Headley is the Head of the Securitized Investment Team for the GFICC group. Mr. Hutz is a senior portfolio manager for the GFICC Global High Yield Team. A portfolio manager for the Fund since July 2020 and an employee of JPMIM since 2004, Mr. Hutz is responsible for managing high yield investments for the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-GBO-PM-421

J.P. MORGAN INCOME FUNDS

JPMorgan Unconstrained Debt Fund

(the “Fund”)

(a series of JPMorgan Trust I)

(All Share Classes)

Supplement dated April 13, 2021

to the Summary Prospectuses and Prospectuses dated July 1, 2020, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Bob Michele	2010	Managing Director
Iain T. Stealey	2010	Managing Director
Lisa Coleman	2020	Managing Director
Andrew Headley	2020	Managing Director
Jeff Hutz	2020	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Unconstrained Debt Fund” section of each Prospectus is deleted in its entirety and replaced with the following:

Unconstrained Debt Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

The portfolio management team for the Fund is comprised of Bob Michele, Managing Director and CFA charterholder, Iain T. Stealey, Managing Director and CFA charterholder, Lisa Coleman, Managing Director and CFA charterholder, Andrew Headley, Managing Director and CFA charterholder and Jeff Hutz, Managing Director and CFA charterholder. A portfolio manager for the Fund since its inception, Mr. Michele is the Global Chief Investment Officer within J.P. Morgan Asset Management’s Global Fixed Income, Currency and Commodities Group (“GFICC”). He is responsible for overseeing the activities of the fixed income and currency investment teams based in New York, Europe and Asia. An employee of JPMIM since 2002 and a member of the portfolio management team for the Fund since its inception, Mr. Stealey is a portfolio manager in the International Fixed Income Group and Head of Global Aggregate Strategies and beginning in 2019, J.P. Morgan Asset Management’s International Chief Investment Officer of GFICC. He specializes in portfolio construction and works on multi-currency accounts for both segregated clients and pooled funds. Ms. Coleman is responsible for managing investment grade corporate credit investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2008, Ms. Coleman is the Global Head of Investment Grade Corporate Credit within the GFICC Team. Mr. Headley is responsible for overseeing the securitized investments for the Fund. A portfolio manager of the Fund since July 2020 and an employee of JPMIM since 2005, Mr. Headley is the Head of the Securitized Investment Team for the GFICC group. Mr. Hutz is a senior portfolio manager for the GFICC Global High Yield Team. A portfolio manager for the Fund since July 2020 and an employee of JPMIM since 2004, Mr. Hutz is responsible for managing high yield investments for the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

SUP-UD-PM-421

J.P. MORGAN INCOME FUNDS

JPMorgan Global Bond Opportunities Fund

JPMorgan Unconstrained Debt Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated April 13, 2021

to the Statement of Additional Information dated July 1, 2020, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information with respect to the JPMorgan Global Bond Opportunities Fund and JPMorgan Unconstrained Debt Fund are deleted in their entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Global Bond Opportunities Fund
Bob Michele	2	1,296,491	7	9,052,975	0	0
Iain Stealey	3	5,195,650	14	11,703,696	14	10,616,496
Lisa Coleman	2	317,747	9	8,119,464	63	48,525,451
Andrew Headley	1	5,852,288	3	6,268,048	8	2,756,615
Jeff Hutz	0	0	0	0	0	0

Unconstrained Debt Fund
Bob Michele	2	3,211,741	7	9,052,975	0	0
Iain Stealey	3	4,071,473	14	11,703,696	14	10,616,496
Lisa Coleman	2	317,747	9	8,119,464	63	48,525,451
Andrew Headley	1	5,852,288	3	6,268,048	8	2,756,615
Jeff Hutz	0	0	0	0	0	0

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Global Bond Opportunities Fund
Bob Michele	0	0	1	1,531,660	0	0
Iain Stealey	0	0	3	1,806,692	1	170,880
Lisa Coleman	0	0	0	0	0	0
Andrew Headley	0	0	0	0	0	0
Jeff Hutz	0	0	0	0	0	0

Unconstrained Debt Fund
Bob Michele	0	0	1	1,531,660	0	0
Iain Stealey	0	0	3	1,806,692	1	170,880
Lisa Coleman	0	0	0	0	0	0
Andrew Headley	0	0	0	0	0	0
Jeff Hutz	0	0	0	0	0	0

SUP-SAI-PM-421

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the Statement of Additional Information with respect to the JPMorgan Global Bond Opportunities Fund and JPMorgan Unconstrained Debt Fund are deleted in their entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1— $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Bond Opportunities Fund
Bob Michele							X
Iain Stealey	X
Lisa Coleman	X
Andrew Headley	X
Jeff Hutz	X

Unconstrained Debt Fund
Bob Michele							X
Iain Stealey	X
Lisa Coleman							X
Andrew Headley	X
Jeff Hutz	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE